Document and Entity Information	Nov. 05, 2019
Cover [Abstract]
Entity Registrant Name	CONDUENT Inc
Amendment Flag	false
Entity Central Index Key	0001677703
Document Type	8-K
Document Period End Date	Nov. 05, 2019
Entity Incorporation State Country Code	NY
Entity File Number	001-37817
Entity Tax Identification Number	81-2983623
Entity Address, Address Line One	100 Campus Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Florham Park
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07932
City Area Code	(973)
Local Phone Number	261-7100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CNDT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false